Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Jul. 21, 2019	Sep. 30, 2018	Jul. 01, 2018	Sep. 30, 2017	Sep. 30, 2016	Jul. 25, 2016	Jul. 24, 2016	Jan. 14, 2016	Sep. 30, 2015	Jun. 25, 2015	Sep. 30, 2014
C000157745
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,488	$ 10,611	$ 10,274	$ 11,098	$ 10,849	$ 10,570		$ 10,011		$ 10,019	$ 9,991		$ 10,000
C000084881
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Class
Account Value	$ 12,023	11,120	10,773	11,641	11,388	11,101		10,523		10,537	10,513				$ 10,161		$ 10,000
C000030481
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,438	10,591	10,281	11,133	10,911	10,657		10,119		10,152	10,150				9,830		9,699
C000030483
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,942	10,211	9,986	10,888	10,759	10,587		10,121		10,239	10,314				10,063		10,000
C000083494
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 15,563	11,781	11,695	14,835	11,759	11,812		11,987		11,393	9,990				9,714		10,000
C000083495
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 15,870	11,989	11,873	15,034	11,899	11,929		12,077		11,462	10,027				9,722		10,000
C000083498
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 13,621	11,524	11,334	13,508	12,103	11,687		11,264		11,051	10,466				9,889		10,000
C000083499
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 13,829	11,680	11,467	13,637	12,215	11,772		11,323		11,099	10,488				9,902		10,000
C000083496
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 15,492	11,747	11,690	14,827	11,810	11,776		11,929		11,384	9,987				9,755		10,000
C000083497
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 15,795	11,960	11,883	15,038	11,956	11,889		12,024		11,458	10,029				9,773		10,000
C000157746
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,095	11,168	10,859	11,785	11,457	11,112		10,461		10,512	10,475				10,134	$ 10,000
C000030490
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,471	10,620	10,353	11,262	10,976	10,680		10,076		10,150	10,139				9,830		9,700
C000030492
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,972	10,237	10,046	11,020	10,821	10,601		10,077		10,235	10,301				10,062		10,000
C000202546
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,562	10,674	10,377	11,258	10,943	10,617		9,988	$ 10,000
C000084883
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Class
Account Value	$ 12,096	11,185	10,880	11,813	11,492	11,158		10,506		10,554	10,515				10,169		10,000
C000164576
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 19,124	15,552	13,812	19,300	15,372	14,457		14,552		15,882	13,188			$ 10,000
C000030493
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Class
Account Value	$ 13,758	11,210	9,980	13,978	11,164	10,528		10,625		11,625	9,675				8,197		9,899
C000213292
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 10,128	9,038	9,010	10,642	10,708	10,172	$ 10,000
C000213293
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,023	9,864	9,859	11,673	11,774	11,205	10,000
C000213294
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,284	9,169	9,139	10,775	10,817	10,188	10,000
C000030494
Account Value [Line Items]
Line Graph and Table Measure Name	Intermediate Duration Class
Account Value	$ 12,051	10,756	10,709	12,637	12,665	11,909		10,856		10,982	10,905				10,256		10,000
C000157747
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,374	10,542	10,234	11,095	10,725	10,590		9,989		10,040	10,006	$ 10,000
C000030502
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,398	10,592	10,308	11,211	10,856	10,747		10,162		10,240	10,232				9,868		9,699
C000030504
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,894	10,202	10,003	10,963	10,696	10,669		10,165		10,320	10,390				10,095		10,000
C000084886
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Class
Account Value	$ 11,989	11,126	10,795	11,719	11,336	11,199		10,562		10,622	10,592				10,194		10,000
C000083500
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 13,700	11,755	11,459	13,164	11,742	11,408		11,205		11,000	10,356				9,940		10,000
C000083501
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 13,908	11,911	11,600	13,300	11,838	11,489		11,272		11,049	10,387				9,951		10,000
AllianceBernstein Index: Bloomberg Municipal Bond Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 11,756	10,651	10,375	11,723	11,423	10,974		10,109		10,074	9,987		10,000
AllianceBernstein Index: Bloomberg Municipal Bond Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968		11,025		10,987	10,892				10,316		10,000
AllianceBernstein Index: Bloomberg Municipal Bond Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968		11,025		10,987	10,892				10,316		10,000
AllianceBernstein Index: Bloomberg Municipal Bond Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968		11,025		10,987	10,892				10,316		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727		16,044		13,607	11,472				9,939		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727		16,044		13,607	11,472				9,939		10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,588	11,378	11,145	12,672	12,743	12,237		11,060		10,969	10,989				10,314		10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,588	11,378	11,145	12,672	12,743	12,237		11,060		10,969	10,989				10,314		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727		16,044		13,607	11,472				9,939		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727		16,044		13,607	11,472				9,939		10,000
AllianceBernstein Index: Bloomberg Municipal Bond Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,663	11,473	11,175	12,627	12,304	11,820		10,889		10,852	10,757				10,189	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968		11,025		10,987	10,892				10,316		10,000
AllianceBernstein Index: Bloomberg Municipal Bond Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968		11,025		10,987	10,892				10,316		10,000
AllianceBernstein Index: Bloomberg Municipal Bond Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 11,608	10,517	10,244	11,576	11,279	10,836		9,982	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968		11,025		10,987	10,892				10,316		10,000
Alliance Bernstein Index: MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Account Value	$ 20,445	16,220	14,521	20,200	17,089	15,460		15,778		15,907	12,989			$ 10,000
Alliance Bernstein Index: MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Account Value	$ 14,837	11,770	10,538	14,659	12,401	11,219		11,450		11,544	9,426				8,072		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,389	9,312	9,252	10,834	10,932	10,218	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,389	9,312	9,252	10,834	10,932	10,218	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,389	9,312	9,252	10,834	10,932	10,218	$ 10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807		10,705		10,836	10,829				10,294		10,000
AllianceBernstein Index: Bloomberg Municipal Bond Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 11,756	10,651	10,375	11,723	11,423	10,974		10,109		10,074	9,987	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968		11,025		10,987	10,892				10,316		10,000
AllianceBernstein Index: Bloomberg Municipal Bond Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968		11,025		10,987	10,892				10,316		10,000
AllianceBernstein Index: Bloomberg Municipal Bond Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968		11,025		10,987	10,892				10,316		10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968		11,025		10,987	10,892				10,316		10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	11,517	11,221	12,748	12,420	11,989		10,957		11,014	10,778				10,357		10,069
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,484	10,690	10,451	11,304	11,156	10,716		10,070		10,089	9,989		$ 10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,152	11,311	11,058	11,961	11,804	11,339		10,655		10,675	10,569				10,222		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,152	11,311	11,058	11,961	11,804	11,339		10,655		10,675	10,569				10,222		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,152	11,311	11,058	11,961	11,804	11,339		10,655		10,675	10,569				10,222		10,000
Alliance Bernstein Index:47% Russell 3000/26.4% MSCI ACWI ex-US IMI(net)/6.6% MSCI ACWI Commodity Producers(net)/10% Bloomberg U
Account Value [Line Items]
Line Graph and Table Measure Name	47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg
Account Value	$ 22,183	17,689	15,147	18,296	14,719	13,682		13,375		12,205	10,649				9,466		10,000
Alliance Bernstein Index:47% Russell 3000/26.4% MSCI ACWI ex-US IMI(net)/6.6% MSCI ACWI Commodity Producers(net)/10% Bloomberg U
Account Value [Line Items]
Line Graph and Table Measure Name	47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg
Account Value	$ 22,183	17,689	15,147	18,296	14,719	13,682		13,375		12,205	10,649				9,466		10,000
Alliance Bernstein Index:16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/2
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/24.5% Bbg Glob Ag
Account Value	$ 15,656	13,537	12,624	14,553	13,257	12,407		11,653		11,254	10,699				9,879		10,000
Alliance Bernstein Index:16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/2
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/24.5% Bbg Glob Ag
Account Value	$ 15,656	13,537	12,624	14,553	13,257	12,407		11,653		11,254	10,699				9,879		10,000
Alliance Bernstein Index:47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg
Account Value [Line Items]
Line Graph and Table Measure Name	47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg
Account Value	$ 22,113	17,608	15,100	18,313	14,746	13,653		13,344		12,204	10,642				9,476		10,000
Alliance Bernstein Index:47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg
Account Value [Line Items]
Line Graph and Table Measure Name	47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg US Agg
Account Value	$ 22,113	17,608	15,100	18,313	14,746	13,653		13,344		12,204	10,642				9,476		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,065	11,230	10,979	11,876	11,720	11,258		10,579		10,599	10,494				10,149	$ 10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,152	11,311	11,058	11,961	11,804	11,339		10,655		10,675	10,569				10,222		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,152	11,311	11,058	11,961	11,804	11,339		10,655		10,675	10,569				10,222		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,395	10,606	10,369	11,216	11,069	10,633		9,992	$ 10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,152	11,311	11,058	11,961	11,804	11,339		10,655		10,675	10,569				10,222		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,484	10,690	10,451	11,304	11,156	10,716		10,070		10,089	9,989	$ 10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,152	11,311	11,058	11,961	11,804	11,339		10,655		10,675	10,569				10,222		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,152	11,311	11,058	11,961	11,804	11,339		10,655		10,675	10,569				10,222		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,152	11,311	11,058	11,961	11,804	11,339		10,655		10,675	10,569				10,222		10,000
Alliance Bernstein Index:19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year
Account Value [Line Items]
Line Graph and Table Measure Name	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
Account Value	$ 15,891	13,849	12,872	14,529	13,137	12,209		11,630		11,243	10,622				9,943		10,000
Alliance Bernstein Index: Bloomberg 5-Year GO Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 5-Year GO Municipal Bond Index
Account Value	$ 11,831	11,065	10,845	11,758	11,659	11,133		10,506		10,576	10,473				10,185		10,000
Alliance Bernstein Index:19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year
Account Value [Line Items]
Line Graph and Table Measure Name	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
Account Value	$ 15,891	13,849	12,872	14,529	13,137	12,209		11,630		11,243	10,622				9,943		10,000
Alliance Bernstein Index: Bloomberg 5-Year GO Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 5-Year GO Municipal Bond Index
Account Value	$ 11,831	$ 11,065	$ 10,845	$ 11,758	$ 11,659	$ 11,133		$ 10,506		$ 10,576	$ 10,473				$ 10,185		$ 10,000